K&L Gates LLP
1601 K Street, NW
Washington, DC 20006

Stacy H. Winick 202.778.9252 stacy.winick@klgates.com

BY EDGAR

March 1, 2010

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Nuveen Arizona Dividend Advantage Municipal Fund 2

811-10553

Ladies and Gentlemen:

On behalf of the Nuveen Arizona Dividend Advantage Municipal Fund 2 (the “Fund”), we are transmitting for electronic filing a Registration Statement on Form N-2 under the Securities Act of 1933, as amended, which is also amendment no. 5 to the Registration Statement under the Investment Company Act of 1940, as amended, and each exhibit being filed therein.

Before the Fund’s Registration Statement becomes effective under the Securities Act of 1933, as amended, the Fund will file an amendment containing all exhibits.

If we may cooperate with you in any way in the processing of this filing, please telephone the undersigned at (202) 778-9252 or David Glatz at (312) 807-4295 with any questions or comments concerning these materials.

Very truly yours,

/s/ Stacy H. Winick
Stacy H. Winick

Enclosures

Copies to	J. Grzeskiewicz (w/encl.) M. Winget (w/encl.)